S-K 1602(a)(3) Forepart, Sponsor Compensation - USD ($)	Mar. 09, 2026	Feb. 28, 2026	Dec. 12, 2025
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 25,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share)	$ 0.004
Sponsor [Member] | Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	5,750,000
Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	750,000
SUMA Sponsor LP [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 25,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share)	$ 10
SUMA Sponsor LP [Member] | Founder Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,513,340		2,932,500
Price Paid or to be Paid for Securities, Total Amount (in Dollars)			$ 12,750
Price Paid or to be Paid for Securities, Per Share (in Dollars per share)			$ 0.004
SUMA Canada Sponsor LP [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 25,000
SUMA Canada Sponsor LP [Member] | Founder Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	4,236,660	1,419,160	2,817,500
Price Paid or to be Paid for Securities, Total Amount (in Dollars)		$ 6,170	$ 12,250
Price Paid or to be Paid for Securities, Per Share (in Dollars per share)		$ 0.004	$ 0.004